Investment Strategy - Simplify Chinese Commodities Strategy No K-1 ETF	Jan. 08, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that have economic characteristics substantially similar to an investment (long or short) in Chinese commodities. Chinese commodities are denominated and traded in renminbi (“RMB”). The Fund defines Chinese commodities as those traded on a major Chinese commodity futures exchange. Generally, Chinese commodities are substantially similar to commodities in other parts of the world (such as soybeans) but have prices that reflect economic demand in China. Additionally, some Chines commodities, such as flat glass, do not trade on any futures market outside of China. As of the date of this prospectus, the major Chinese commodity futures exchanges are the: (i) Shanghai Futures Exchange, (ii) Dalian Commodity Exchange, (iii) Zhengzhou Commodity Exchange, and (iv) Shanghai International Energy Exchange. However, as of the date of this prospectus, the Fund is not able to directly invest in Chinese commodity futures on these exchanges. Consequently, the adviser seeks to achieve the Fund’s investment objective by investing predominately in swap contracts linked to Chinese commodities.

The Fund focuses on commodities in the following sectors: (i) energy, (ii) grains, (iii) industrial inputs, and (iv) metals. The adviser delegates the selection of the reference Chinese futures contracts for the Fund to a commodity futures adviser, Altis Partners (Jersey) Limited (the “Commodity Futures Adviser”). The Fund attempts to capture the economic benefit derived from rising trends based on the price changes of Chinese commodity futures contracts. Each month, each Chinese commodity futures contract is generally positioned long if the contract is experiencing a positive price trend. The Fund may take short positions if the contract is experiencing a negative price trend. However, the Fund expects its portfolio of Chinese commodity-linked instruments to have a net long bias in most market environments.

Price trends and the determination whether to take a long or short position are based on the expected returns of each Chinese commodity futures contract, derived from the Commodity Futures Adviser’s models that use valuation (price changes relative to economic indicators such as inflation) and momentum signals (prices trending higher or lower over various look back periods). In addition to return, the Commodity Futures Adviser considers the risk of each futures contract and the correlation between futures contracts. The Fund also holds short-term U.S. Treasury securities or other high credit quality, short-term fixed-income or similar securities (such as shares of money market funds, including affiliated money market ETFs, and collateralized repurchase agreements) for direct investment or as collateral pledged, if required, for investments in certain commodity-linked instruments.

Unlike a typical commodity pool that is taxed as a partnership and provides each partner with a Schedule K-1 annually, the Fund provides shareholders with a Form 1099 but no Schedule K-1. To deliver 1099s consistent with applicable tax law, the Fund intends to invest in an underlying subsidiary, as discussed below.

Typically, the Fund will not invest directly in Chinese commodity-linked instruments. But rather, the Fund expects to gain exposure to these investments by investing up to 25% of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the adviser, which obtains research support from the Commodity Futures Adviser. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Chinese commodity-linked instruments in accordance with applicable tax rules and regulations. The Subsidiary follows the same compliance policies and procedures, as the Fund and is subject to the same investment restrictions and limitations as the Fund when measured on a consolidated basis with the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provisions of the 1940 Act relating to affiliated transactions, custody, and advisory agreements.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund.